Document and Entity Information	Feb. 01, 2022
Document And Entity Information [Line Items]
Amendment Flag	false
Entity Central Index Key	0001880441
Document Type	8-K
Document Period End Date	Feb. 01, 2022
Entity Registrant Name	BATTERY FUTURE ACQUISITION CORP.
Entity Incorporation State Country Code	E9
Entity File Number	001-41158
Entity Tax Identification Number	98-1618517
Entity Address, Address Line One	51 NW 26th Street
Entity Address, Address Line Two	Suite 533
Entity Address, City or Town	Miami
Entity Address, State or Province	FL
Entity Address, Postal Zip Code	33127
City Area Code	(310)
Local Phone Number	482-9895
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Units Each Consisting Of One Class A Ordinary Share 0.0001 Par Value And One Half Of One Redeemable Warrant [Member]
Document And Entity Information [Line Items]
Security 12b Title	Units, each consisting of one Class A ordinary share, $0.0001 par value, and one-half of one redeemable warrant
Trading Symbol	BFAC.U
Security Exchange Name	NYSE
Capital Unit, Class A [Member]
Document And Entity Information [Line Items]
Security 12b Title	Class A ordinary shares, par value $0.0001 per share
Trading Symbol	BFAC
Security Exchange Name	NYSE
Warrants Each Exercisable To Purchase One Class A Ordinary Share For 11.50 Per Share [Member]
Document And Entity Information [Line Items]
Security 12b Title	Warrants, each exercisable to purchase one Class A ordinary share for $11.50 per share
Trading Symbol	BFAC.WS
Security Exchange Name	NYSE